Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1. Basis of Presentation and General Information
The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of December 31, 2022 owned a fleet of thirty four liquefied petroleum gas (LPG) carriers providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on December 22, 2004.
The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a company controlled by members of the family of the Company’s Chief Executive Officer. The Manager, a related party, was incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).
During 2020, 2021 and 2022, the following charterers accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2020	2021	2022
A	15%	—	—
B	10%	—	—
C	—	—	16%
On December 3, 2021, the Company completed the
spin-off
(the
“Spin-off”)
of its three medium range (M.R.) type product carriers and one Aframax tanker to Imperial Petroleum Inc. (“Imperial”) which was formed by the Company in May 2021. Shareholders of the Company received one Imperial common share and one Imperial Series A preferred share for every eight shares and forty-eight shares, respectively, of the Company they owned as of November 23, 2021. Common shares and Series A preferred shares of Imperial commenced trading on December 6, 2021 on the Nasdaq Capital Market under the symbols “IMPP” and “IMPPP”, respectively. Imperial is a provider of international seaborne transportation services to oil producers, refineries and commodities traders, owning and operating the tanker vessels previously owned and operated by StealthGas Inc., and is now a separate publicly traded company. StealthGas Inc. continues to operate in the LPG shipping market and remains a publicly traded company.
The assets and liabilities of Imperial on December 3, 2021, were as follows:

December 3, 2021
Cash, including restricted cash	4,704,521
Trade and other receivables	2,488,560
Inventories	270,489
Advances and prepayments	244,725
Vessels, net (after impairment of $40,185,873)	80,500,000
Trade accounts payable	(1,618,146)
Accrued and other liabilities	(312,642)
Deferred income	(943,404)
Customer deposits	(368,000)
Debt	(27,804,000)

Net assets of Imperial distributed to stockholders	57,162,103